Time Depoist Maturities (Schedule of Time Deposits Included in Interest-Bearing Deposits) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Maturities Of Time Deposits [Abstract]
2016	$ 759,363,000
2017	167,432,000
2018	107,918,000
2019	99,692,000
2020	65,568,000
2021 and after	31,903,000
Total	1,231,876,000
Total certificates of deposit $100,000 and more	$ 443,389,000	$ 445,272,000